Supplemental Consolidated Statements of Income Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Research and development costs	¥ 466,030	¥ 473,610	¥ 433,477
Advertising costs included in selling general and administrative expenses	474,372	354,981	357,106
Shipping and handling costs	¥ 62,871	¥ 63,160	¥ 76,644